Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Released, less amortization and impairment
Predominantly monetized with other contents	¥ 6,130,136	$ 876,598	¥ 5,113,933
Predominantly monetized on its own	58,377	8,348	20,508
Predominantly monetized with other contents and on its own, Released	6,188,513	884,946	5,134,441
In production, less impairment
Predominantly monetized with other contents	6,811,715	974,062	8,108,506
Predominantly monetized on its own	236,327	33,794	255,380
Predominantly monetized with other contents and on its own, Production	7,048,042	1,007,856	8,363,886
In development, less impairment
Predominantly monetized with other contents	1,304,420	186,530	1,160,622
Predominantly monetized on its own	37,062	5,300	48,920
Predominantly monetized with other contents and on its own, Development	1,341,482	191,830	1,209,542
Film monetized on its own and film monetized in film group costs	¥ 14,578,037	$ 2,084,632	¥ 14,707,869